Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 15,439	$ 17,682
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	8,505	11,167
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	6,477	5,915
Asia Pacific
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts of tax pools available, including tax losses	$ 457	$ 600